ORGANIZATION AND NATURE OF OPERATIONS - Schedule of Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019
JinkoSolar Investment Limited ("Paker") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Nov. 10, 2006
Percentage of ownership	100.00%
Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Dec. 13, 2006
Percentage of ownership	73.00%
Zhejiang Jinko Solar Co., Ltd ("Zhejiang Jinko") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Jun. 30, 2009
Percentage of ownership	73.00%
Jinko Solar Import and Export Co., Ltd. ("Jinko Import and Export") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Dec. 24, 2009
Percentage of ownership	73.00%
JinkoSolar GmbH ("Jinko GmbH") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Apr. 01, 2010
Percentage of ownership	73.00%
Zhejiang Jinko Solar Trading Co., Ltd. [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Jun. 13, 2010
Percentage of ownership	73.00%
Xinjiang Jinko Solar Co., Ltd. ("Xinjiang Jinko") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	May 30, 2016
Percentage of ownership	73.00%
Yuhuan Jinko Solar Co., Ltd.("Yuhuan Jinko") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Jul. 29, 2016
Percentage of ownership	73.00%
JinkoSolar (U.S.) Inc. ("Jinko US") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Aug. 19, 2010
Percentage of ownership	73.00%
Jiangxi Photovoltaic Materials Co., Ltd. ("Jiangxi Materials") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Dec. 01, 2010
Percentage of ownership	73.00%
JinkoSolar (Switzerland) AG ("Jinko Switzerland") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	May 03, 2011
Percentage of ownership	73.00%
JinkoSolar (US) Holdings Inc. ("Jinko US Holding") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Jun. 07, 2011
Percentage of ownership	73.00%
JinkoSolar Italy S.R.L. ("Jinko Italy") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Jul. 08, 2011
Percentage of ownership	73.00%
Jinko Solar Canada Co., Ltd ("Jinko Canada") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Nov. 18, 2011
Percentage of ownership	73.00%
Jinko Solar Australia Holdings Co. Pty Ltd ("Jinko Australia") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Dec. 07, 2011
Percentage of ownership	73.00%
Jinko Solar Japan K.K. ("JinkoSolar Japan") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	May 21, 2012
Percentage of ownership	73.00%
Jinko Solar (Shanghai) Management Co., Ltd [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Jul. 25, 2012
Percentage of ownership	73.00%
Wide Wealth Group Holding Limited [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Jun. 11, 2012
Percentage of ownership	100.00%
Canton Best Limited ("Canton Best BVI") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Sep. 16, 2013
Percentage of ownership	100.00%
Jinko Solar Technology SDN.BHD. ("JinkoSolar Malaysia") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Jan. 21, 2015
Percentage of ownership	73.00%
JinkoSolar International Development Limited [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Aug. 28, 2015
Percentage of ownership	100.00%
JinkoSolar Middle East DMCC [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Nov. 06, 2016
Percentage of ownership	73.00%
JinkoSolar Trading Privated Limited [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Feb. 06, 2017
Percentage of ownership	73.00%
JinkoSolar LATAM Holding Limited [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Aug. 22, 2017
Percentage of ownership	100.00%
JinkoSolar U.S. Industrial Inc. [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Nov. 16, 2017
Percentage of ownership	73.00%
JinkoSolar Technology (Haining) Co., Ltd. ("Haining Jinko") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Dec. 15, 2017
Percentage of ownership	51.00%	56.40%
Poyang Ruixin Information Technology Co Ltd [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Dec. 19, 2017
Percentage of ownership	73.00%
Jinko Solar Korea Co., Ltd. [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Dec. 03, 2018
Percentage of ownership	73.00%
JinkoSolar (Sichuan) Co., Ltd. [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Feb. 18, 2019
Percentage of ownership	48.00%
JinkoSolar (Qinghai) Co., Ltd. [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Apr. 03, 2019
Percentage of ownership	40.00%
Jinko Yiwu [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Sep. 19, 2019
Percentage of ownership	40.00%
Jinko PV Material Supply SDN. BHD [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Sep. 23, 2019
Percentage of ownership	73.00%
JinkoSolar Vietnam Co., Ltd. [ Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Sep. 26, 2019
Percentage of ownership	73.00%
Jinko Chuzhou [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Dec. 26, 2019
Percentage of ownership	40.00%
Rui Xu Co., Ltd. ("Rui Xu")
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Jul. 24, 2019
Percentage of ownership	44.00%
Zhejiang New Materials Co., Ltd.
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Mar. 24, 2020
Percentage of ownership	73.00%
Jinko ShangRao [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Apr. 17, 2020
Percentage of ownership	40.00%
Jinko Solar Denmark ApS
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	May 28, 2020
Percentage of ownership	73.00%
JinkoSolar Hong Kong Limited
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Aug. 17, 2020
Percentage of ownership	73.00%
Jinko Solar (Malaysia) SDN BHD
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Aug. 28, 2020
Percentage of ownership	73.00%
JinkoSolar (Chuxiong) Co., Ltd.
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Sep. 25, 2020
Percentage of ownership	73.00%
Yiwu New Materials Co., Ltd. ("Yiwu Materials")
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Oct. 24, 2020
Percentage of ownership	73.00%
Jinko Solar (Vietnam) Industries Company Limited
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Mar. 29, 2021
Percentage of ownership	73.00%
JinkoSolar (Leshan) Co., Ltd. ("Jinko Leshan")
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Apr. 25, 2021
Percentage of ownership	73.00%
JinkoSolar (Anhui) Co., Ltd. ("Jinko Anhui")
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Sep. 03, 2021
Percentage of ownership	73.00%
JinkoSolar (Yushan) Co., Ltd. ("Jinko Yushan")
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Sep. 26, 2021
Percentage of ownership	59.00%